Expense Example, No Redemption (Vanguard Morgan Growth Fund Participant)	Vanguard Morgan Growth Fund Vanguard Morgan Growth Fund - Investor Shares 10/1/2013 - 9/30/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	41
3 YEAR	128
5 YEAR	224
10 YEAR	505